Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000219702 | iShares ESG Aware MSCI USA ETF
Holdings [Line Items]
Percent of Total Investments	50.20%
C000219702 | iShares ESG Aware U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	19.40%
C000219702 | iShares ESG Aware MSCI EAFE ETF
Holdings [Line Items]
Percent of Total Investments	17.60%
C000219702 | iShares ESG Aware MSCI EM ETF
Holdings [Line Items]
Percent of Total Investments	7.80%
C000219702 | iShares ESG Aware MSCI USA Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219702 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	55.20%
C000219702 | International Equity
Holdings [Line Items]
Percent of Total Investments	25.40%
C000219702 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	19.40%
C000219699 | iShares ESG Aware MSCI USA ETF
Holdings [Line Items]
Percent of Total Investments	19.20%
C000219699 | iShares ESG Aware U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	69.20%
C000219699 | iShares ESG Aware MSCI EAFE ETF
Holdings [Line Items]
Percent of Total Investments	6.70%
C000219699 | iShares ESG Aware MSCI EM ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219699 | iShares ESG Aware MSCI USA Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219699 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	21.10%
C000219699 | International Equity
Holdings [Line Items]
Percent of Total Investments	9.70%
C000219699 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	69.20%
C000219701 | iShares ESG Aware MSCI USA ETF
Holdings [Line Items]
Percent of Total Investments	38.00%
C000219701 | iShares ESG Aware U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	39.00%
C000219701 | iShares ESG Aware MSCI EAFE ETF
Holdings [Line Items]
Percent of Total Investments	13.30%
C000219701 | iShares ESG Aware MSCI EM ETF
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219701 | iShares ESG Aware MSCI USA Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219701 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	41.70%
C000219701 | International Equity
Holdings [Line Items]
Percent of Total Investments	19.20%
C000219701 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.10%
C000219700 | iShares ESG Aware MSCI USA ETF
Holdings [Line Items]
Percent of Total Investments	25.50%
C000219700 | iShares ESG Aware U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	59.10%
C000219700 | iShares ESG Aware MSCI EAFE ETF
Holdings [Line Items]
Percent of Total Investments	8.90%
C000219700 | iShares ESG Aware MSCI EM ETF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219700 | iShares ESG Aware MSCI USA Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219700 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	28.00%
C000219700 | International Equity
Holdings [Line Items]
Percent of Total Investments	12.90%
C000219700 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	59.10%
C000171896 | Murphy USA, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171896 | Old Republic International Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171896 | Royal Gold, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Chemed Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Agree Realty Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | AptarGroup, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Axis Capital Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Exelixis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | Reinsurance Group of America, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171896 | RLI Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171896 | Health Care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000171896 | Financials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000171896 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000171896 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171896 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.80%
C000171896 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.70%
C000171896 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000171896 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000171896 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171896 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171896 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000153271 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000153271 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000153271 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000153271 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000153271 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000153271 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000153271 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000153271 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000153271 | Procter & Gamble Co. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000153271 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000153271 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000153271 | Financials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000153271 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000153271 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000153271 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000153271 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000153271 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000153271 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000153271 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000153271 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.00%
C000153271 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000153272 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153272 | Evercore, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | Deckers Outdoor Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | Popular, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | First Industrial Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Williams-Sonoma, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153272 | Weatherford International plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153272 | nVent Electric plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153272 | Reliance, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153272 | Jabil, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153272 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000153272 | Financials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000153272 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000153272 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000153272 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000153272 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.10%
C000153272 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000153272 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000153272 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000153272 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000153272 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216288 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216288 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000216288 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216288 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216288 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216288 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000216288 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000216288 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000216288 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216288 | Adobe, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216288 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000216288 | Financials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000216288 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000216288 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216288 | Information Technology
Holdings [Line Items]
Percent of Total Investments	56.70%
C000216288 | Materials
Holdings [Line Items]
Percent of Total Investments	0.00%
C000216288 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.30%
C000216288 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%